Revenues - Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of revenue from contracts with customers [line items]
Total revenues	$ 1,227,046	$ 1,076,826
Subscription revenue
Disclosure of revenue from contracts with customers [line items]
Total revenues	370,700	344,772
Transaction-based revenue
Disclosure of revenue from contracts with customers [line items]
Total revenues	815,091	697,273
Hardware and other revenue
Disclosure of revenue from contracts with customers [line items]
Total revenues	$ 41,255	$ 34,781